40.Assets held for sale and discontinued operations.	12 Months Ended
Dec. 31, 2020
Assets Held For Sale And Discontinued Operations Abstract
Assets held for sale and discontinued operations
40	Assets held for sale and discontinued operations

On July 15, 2020, through Relevant Event 07/2020, Copel communicated the approval of the divestment of 100% of the interest in Copel Telecomunicações by the Board of Directors. On this occasion, the beginning of the external phase was also approved, which included: (i) the opening of a Virtual Data-Room (“VDR”) with detailed information on the divestment; (ii) sending Paraná State Court of Auditors - TCE-PR the complete file for analysis; and (iii) the scheduling and holding of a virtual public hearing on the divestment, to be operated jointly with B3 SA - Brasil, Bolsa, Balcão.

On September 16, 2020, Relevant Event 10/2020 announced that the Company's Board of Directors authorized the publication of the Copel Telecomunicações Divestment Auction Notice with the minimum divestment price of R$ 1,401,090 for Equity Value. On this date, Management understood that the criteria determined by IFRS 5 were met to classify the asset as held for sale and for the disclosure of a discontinued operation.

On November 9, 2020, there was a public auction session related to the sale of 100% of the shares issued by Copel Telecomunicações owned by the Company. The Bordeaux Investment Fund in Multi-Strategic Participations was declared the winner of the event, after presenting the highest offer, in the amount of R$ 2,395,000, representing a goodwill of 70.94% in relation to the minimum bid amount.

On January 14, 2021, the Share Purchase and Sale Agreement (CCVA) was signed with Bordeaux Participações S.A., a company belonging to Bordeaux Fundo de Investimento em Participações Multiestratégia, the winner of the auction. As disclosed in Material Fact 02/21, the conclusion of the disposal transaction is subject to compliance with the conditions defined in the Bid Notice and in the CCVA, which include, among others, the approvals of the Administrative Council for Economic Defense (Conselho Administrativo de Defesa Econômica - CADE) and the National Telecommunications Agency (Agência Nacional de Telecomunicações - Anatel), these processes are in progress.

We highlight that during the studies for the sale of Copel Telecomunicações some assets were considered strategic for Copel Distribuição, Copel Geração e Transmissão, wholly owned subsidiaries of Copel, and some other administrative assets that will be maintained within Copel itself or other subsidiaries. In addition, in the divestment process, Management defined that all employees registered with Copel Telecom will be reallocated to other Copel subsidiaries. In view of these definitions, both the balances of assets that will be maintained in the Company and the total obligations with employees and managers, including post-employment benefit obligations and associated deferred taxes, were not reclassified to the asset accounts and associated liabilities were classified as held for sale.

The balances of other assets and liabilities that were reclassified, which are presented in a specific line in the balance sheet are presented below. In compliance with the accounting standard, balances are measured at book values, since they are less than fair values fewer selling expenses.

Assets classified as held for sale
Cash and cash equivalents	277,119
Trade accounts receivable	60,543
Inventories	6,741
Current recoverable taxes and Deferred taxes	124,262
Escrow accounts	16,086
Property, plant and equipment	716,924
Intangible assets	10,587
Right-of-use asset	11,247
Other receivables	7,037
1,230,546
Liabilities associated with assets classified as held for sale
Accounts payable to suppliers	16,916
Taxes due	35,426
Debentures	657,590
Lease liability	11,740
Provisions for legal claims	33,147
Other accounts payable	1,586
756,405

Reclassified assets and liabilities are part of the telecommunications segment which, with the divestment of Copel Telecomunicações, will be discontinued at Copel.

In addition, the total of R$ 74,437 related to Copel Telecomunicações contingent liabilities (not recorded in the balance sheet) was disregarded in Note 29.2.

Therefore, the revenues, costs and expenses as well as the cash flow movement resulting from these reclassified assets and liabilities were presented in separate lines, as a discontinued operation, both in the Income Statement and in the Cash Flow Statement.

It should also be noted that as of October 1, 2020, the depreciation and amortization of assets that will be sold ceased, after their reclassification to current assets, in the line item Assets held for sale, in compliance with what determines item 25 of IFRS 5.

The amounts from discontinued operations are presented in the following tables:

Statements of Income from discontinued operations	12.31.2020	12.31.2019	12.31.2018
Net Operating Revenue	355,843	375,028	384,316
Operating Costs	(100,684)	(296,028)	(128,780)
Gross Profit	255,159	79,000	255,536

Selling expenses	(31,244)	(31,286)	(43,295)
General and administrative expenses	(21,333)	(23,010)	(16,691)
Other operational income (expenses)	(50,518)	(136,310)	(52,686)
	(103,095)	(190,606)	(112,672)

Profit (Loss) before financial results and taxes	152,064	(111,606)	142,864
Financial results	(33,378)	(33,122)	(24,905)
Operating Profit (Loss)	118,686	(144,728)	117,959
Income tax and social contribution	(43,108)	36,335	(40,826)
Net income (Loss)	75,578	(108,393)	77,133

Statements of Cash Flows from discontinued operations	12.31.2020	12.31.2019	12.31.2018
Net income	75,578	(108,393)	77,133
Adjustments to reconcile net income	282,914	419,093	209,218
Changes in assets and liabilities	(16,958)	(38,821)	(11,478)
Taxes and charges paid	(73,050)	(51,464)	(83,488)
Cash flows from operational activities	268,484	220,415	191,385
Additions to property, plant and equipment and intangible assets	(73,573)	(175,569)	(280,542)
Cash flows from investment activities	(73,573)	(175,569)	(280,542)
Issue of Debentures	-	210,000	-
Payment of loans and financing and lease	(20,038)	(9,260)	(5,804)
Cash flows from financing activities	(20,038)	200,740	(5,804)
Changes in cash and cash equivalents	174,873	245,586	(94,961)